Segment Information (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net book value of long-lived assets	$ 1,821,101	$ 1,823,961
Dry bulk vessels
Segment Reporting Information [Line Items]
Net book value of long-lived assets	1,409,415	1,423,147
Logistics Business
Segment Reporting Information [Line Items]
Net book value of long-lived assets	$ 544,065	$ 468,842